Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Tax Provision Benefit [Line Items]
Federal current tax provision									$ 117,174,000	$ 35,387,000	$ 28,867,000
State current tax provision									4,278,000	6,966,000	(5,040,000)
Total current tax provision (benefit)									121,452,000	42,353,000	23,827,000
Deferred Tax Provision Benefit [Line Items]
Federal deferred tax provision									112,681,000	193,211,000	148,244,000
State deferred tax provision									(6,659,000)	(33,273,000)	484,000
Total deferred tax provision (benefit)									106,022,000	159,938,000	148,728,000
Provision for income taxes	52,029,000	65,047,000	55,269,000	55,129,000	58,890,000	32,840,000	53,835,000	56,726,000	227,474,000	202,291,000	172,555,000
Gross Unrecognized Tax Benefits Reconcilement [Line Items]
Unrecognized Tax Benefits, Beginning Balance				6,246,000				11,896,000	6,246,000	11,896,000
Gross increases for tax positions taken during prior years									0	0
Gross decreases for tax positions taken during prior years									(5,048,000)	(5,650,000)
Unrecognized Tax Benefits, Ending Balance	704,000				6,246,000				704,000	6,246,000	11,896,000
Provision (benefit) for income taxes reconcilement
Provision (benefit) for income taxes computed at the statutory rate									304,065,000	291,753,000	251,625,000
Tax-exempt interest income									(34,378,000)	(15,752,000)	(9,695,000)
Tax-exempt bank owned life insurance income									(19,747,000)	(19,151,000)	(21,169,000)
Dividends									0	0	(17,744,000)
General business credits									(39,868,000)	(49,654,000)	(31,269,000)
State deferred tax asset valuation allowance adjustment, net									(6,020,000)	(21,251,000)	0
Capital loss									(961,000)	(18,659,000)	(7,000,000)
Affordable housing investment amortization									16,851,000	28,855,000	9,824,000
State income taxes, net									4,472,000	4,152,000	(2,962,000)
Other, net									3,060,000	1,998,000	945,000
Provision for income taxes	52,029,000	65,047,000	55,269,000	55,129,000	58,890,000	32,840,000	53,835,000	56,726,000	227,474,000	202,291,000	172,555,000
Deferred Tax Assets
Allowance for credit losses	244,684,000				282,175,000				244,684,000	282,175,000
Loss and other carryforwards	153,826,000				117,435,000				153,826,000	117,435,000
Fair value adjustments	115,874,000				84,740,000				115,874,000	84,740,000
Tax credit carryforward	50,137,000				97,797,000				50,137,000	97,797,000
Accrued expense / prepaid	39,636,000				39,813,000				39,636,000	39,813,000
Market Discount	20,671,000				0				20,671,000	0
Partnership investments	13,552,000				8,731,000				13,552,000	8,731,000
Purchase accounting adjustments	14,096,000				8,383,000				14,096,000	8,383,000
Other	10,437,000				17,883,000				10,437,000	17,883,000
Total deferred tax assets	662,913,000				656,957,000				662,913,000	656,957,000
Deferred Tax Liabilities
Lease financing	146,814,000				122,395,000				146,814,000	122,395,000
Purchase accounting adjustments	39,578,000				50,704,000				39,578,000	50,704,000
Loan origination costs	82,345,000				61,189,000				82,345,000	61,189,000
Mortgage servicing rights	48,007,000				30,686,000				48,007,000	30,686,000
Securities adjustments	33,719,000				30,713,000				33,719,000	30,713,000
Operating assets	46,524,000				35,655,000				46,524,000	35,655,000
Pension and other employee benefits	12,608,000				33,898,000				12,608,000	33,898,000
Other	11,313,000				21,447,000				11,313,000	21,447,000
Total deferred tax liabilities	420,908,000				386,687,000				420,908,000	386,687,000
Net deferred tax asset before valuation	242,005,000				270,270,000				242,005,000	270,270,000
Valuation allowance	(111,435,000)				(64,812,000)				(111,435,000)	(64,812,000)
Total net deferred tax asset	130,570,000				205,458,000				130,570,000	205,458,000
Income Taxes Textuals [Abstract]
Interest expense (benefit) recognized on income tax assessments or income tax refunds									200,000	100,000	100,000
Total interest accrued on the unrecognized tax benefits	100,000				2,200,000				100,000	2,200,000
Tax benefits associated with securities transactions	0				1,700,000				0	1,700,000	1,300,000
Net operating loss carryforward, federal	5,400,000								5,400,000
Net operating loss carryfoward, state	52,100,000								52,100,000
Alternative minimum tax credit carryforward	50,100,000								50,100,000
General business credit carryover	0								0
Capital loss carryforward	96,300,000								96,300,000
Charitable contribution carryforward	$ 0								$ 0